FINANCIAL INVESTORS TRUST
(THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Sterling ETF Tactical Rotation Fund
ALPS/Metis Global Micro Cap Fund

SUPPLEMENT DATED SEPTEMBER 14, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2016, AS SUPPLEMENTED FROM TIME TO TIME

Effective September 14, 2016, John R. Moran, Jr. is no longer serving as an Independent Trustee of the Trust. Therefore, all references to Mr. Moran in the Statement of Additional Information are hereby deleted as of that date.

Effective September 14, 2016, Jerry G. Rutledge was appointed as Lead Independent Trustee of the Trust.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Redmont Resolute Fund

SUPPLEMENT DATED SEPTEMBER 14, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2016, AS SUPPLEMENTED FROM TIME TO TIME

Effective September 14, 2016, John R. Moran, Jr. is no longer serving as an Independent Trustee of the Trust. Therefore, all references to Mr. Moran in the Statement of Additional Information are hereby deleted as of that date.

Effective September 14, 2016, Jerry G. Rutledge was appointed as Lead Independent Trustee of the Trust.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

The Disciplined Growth Investors Fund

SUPPLEMENT DATED SEPTEMBER 14, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2016, AS SUPPLEMENTED FROM TIME TO TIME

Effective September 14, 2016, John R. Moran, Jr. is no longer serving as an Independent Trustee of the Trust. Therefore, all references to Mr. Moran in the Statement of Additional Information are hereby deleted as of that date.

Effective September 14, 2016, Jerry G. Rutledge was appointed as Lead Independent Trustee of the Trust.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Emerald Banking and Finance Fund
Emerald Growth Fund
Emerald Insights Fund
Emerald Small Cap Value Fund

SUPPLEMENT DATED SEPTEMBER 14, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2016, AS SUPPLEMENTED FROM TIME TO TIME

Effective September 14, 2016, John R. Moran, Jr. is no longer serving as an Independent Trustee of the Trust. Therefore, all references to Mr. Moran in the Statement of Additional Information are hereby deleted as of that date.

Effective September 14, 2016, Jerry G. Rutledge was appointed as Lead Independent Trustee of the Trust.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Grandeur Peak Emerging Markets Opportunities Fund
Grandeur Peak Global Micro Cap Fund
Grandeur Peak Global Opportunities Fund
Grandeur Peak Global Reach Fund
Grandeur Peak Global Stalwarts Fund
Grandeur Peak International Opportunities Fund
Grandeur Peak International Stalwarts Fund

SUPPLEMENT DATED SEPTEMBER 14, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2016, AS SUPPLEMENTED FROM TIME TO TIME

Effective September 14, 2016, John R. Moran, Jr. is no longer serving as an Independent Trustee of the Trust. Therefore, all references to Mr. Moran in the Statement of Additional Information are hereby deleted as of that date.

Effective September 14, 2016, Jerry G. Rutledge was appointed as Lead Independent Trustee of the Trust.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Aspen Managed Futures Strategy Fund

SUPPLEMENT DATED SEPTEMBER 14, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2016, AS SUPPLEMENTED FROM TIME TO TIME
Effective September 14, 2016, John R. Moran, Jr. is no longer serving as an Independent Trustee of the Trust. Therefore, all references to Mr. Moran in the Statement of Additional Information are hereby deleted as of that date.
Effective September 14, 2016, Jerry G. Rutledge was appointed as Lead Independent Trustee of the Trust.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Seafarer Overseas Growth and Income Fund
Seafarer Overseas Value Fund

SUPPLEMENT DATED SEPTEMBER 14, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2016, AS SUPPLEMENTED FROM TIME TO TIME

Effective September 14, 2016, John R. Moran, Jr. is no longer serving as an Independent Trustee of the Trust. Therefore, all references to Mr. Moran in the Statement of Additional Information are hereby deleted as of that date.

Effective September 14, 2016, Jerry G. Rutledge was appointed as Lead Independent Trustee of the Trust.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Vulcan Value Partners Fund
Vulcan Value Partners Small Cap Fund

SUPPLEMENT DATED SEPTEMBER 14, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2016, AS SUPPLEMENTED FROM TIME TO TIME

Effective September 14, 2016, John R. Moran, Jr. is no longer serving as an Independent Trustee of the Trust. Therefore, all references to Mr. Moran in the Statement of Additional Information are hereby deleted as of that date.

Effective September 14, 2016, Jerry G. Rutledge was appointed as Lead Independent Trustee of the Trust.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.